Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	WILLIAMSBURG INVESTMENT TRUST
Entity Central Index Key	0000842512
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000004223
Shareholder Report [Line Items]
Fund Name	The Jamestown Equity Fund
Trading Symbol	JAMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Jamestown Equity Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/jamestown/. You can also request this information by contacting us at (866) 738-1126.
Additional Information Phone Number	(866) 738-1126
Additional Information Website	https://funddocs.filepoint.com/jamestown/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Jamestown Equity Fund (The)	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Jamestown Equity Fund (The)	S&P 500® Index
Mar-2016	$10,000	$10,000
Mar-2017	$11,214	$11,717
Mar-2018	$12,711	$13,357
Mar-2019	$13,525	$14,625
Mar-2020	$12,691	$13,605
Mar-2021	$20,335	$21,271
Mar-2022	$22,960	$24,599
Mar-2023	$21,607	$22,698
Mar-2024	$28,193	$29,480
Mar-2025	$30,284	$31,913
Mar-2026	$36,314	$37,594

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Jamestown Equity Fund (The)	19.91%	12.30%	13.76%
S&P 500® Index	17.80%	12.06%	14.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (866) 738-1126.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 62,756,704
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 407,141
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$62,756,704 Number of Portfolio Holdings48 Advisory Fee $407,141 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	85.3%
Exchange-Traded Funds	12.1%
Money Market Funds	2.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Real Estate	1.3%
Utilities	2.3%
Money Market Funds	2.7%
Consumer Staples	3.1%
Health Care	5.5%
Energy	7.0%
Industrials	7.9%
Consumer Discretionary	7.9%
Financials	11.4%
Exchange-Traded Funds	12.1%
Communications	12.5%
Technology	26.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Class C	7.0%
NVIDIA Corporation	6.2%
Microsoft Corporation	5.0%
Apple, Inc.	4.8%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc. - Class A	3.8%
Vanguard Information Technology ETF	3.7%
JPMorgan Chase & Company	3.3%
Broadcom, Inc.	3.2%
State Street Health Care Select Sector SPDR ETF	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.
C000004216
Shareholder Report [Line Items]
Fund Name	The Government Street Equity Fund
Trading Symbol	GVEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Government Street Equity Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/govstreet/. You can also request this information by contacting us at (866) 738-1125.
Additional Information Phone Number	(866) 738-1125
Additional Information Website	https://funddocs.filepoint.com/govstreet/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Street Equity Fund (The)	$94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Government Street Equity Fund (The)	S&P 500® Index
Mar-2016	$10,000	$10,000
Mar-2017	$11,232	$11,717
Mar-2018	$12,926	$13,357
Mar-2019	$13,657	$14,625
Mar-2020	$13,378	$13,605
Mar-2021	$20,797	$21,271
Mar-2022	$24,439	$24,599
Mar-2023	$22,317	$22,698
Mar-2024	$28,843	$29,480
Mar-2025	$31,417	$31,913
Mar-2026	$38,374	$37,594

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Government Street Equity Fund (The)	22.14%	13.03%	14.39%
S&P 500® Index	17.80%	12.06%	14.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (866) 738-1125.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 100,967,079
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 609,142
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$100,967,079 Number of Portfolio Holdings80 Advisory Fee $609,142 Portfolio Turnover19%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed-End Funds	4.5%
Common Stocks	88.9%
Exchange-Traded Funds	4.5%
Money Market Funds	2.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Real Estate	1.2%
Utilities	1.6%
Money Market Funds	2.1%
Materials	2.8%
Energy	4.0%
Consumer Staples	4.3%
Commodity	4.5%
Exchange-Traded Funds	4.6%
Health Care	6.3%
Consumer Discretionary	6.6%
Communications	7.9%
Financials	12.1%
Industrials	15.5%
Technology	26.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	14.7%
Alphabet, Inc. - Classes A & C	5.0%
JPMorgan Chase & Company	4.7%
Walmart, Inc.	3.4%
Sprott Physical Gold Trust	2.7%
RTX Corporation	2.7%
Microsoft Corporation	2.6%
AbbVie, Inc.	2.5%
Amazon.com, Inc.	2.5%
Quanta Services, Inc.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.
C000004221
Shareholder Report [Line Items]
Fund Name	The Government Street Opportunities Fund
Trading Symbol	GVMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Government Street Opportunities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/govstreet/. You can also request this information by contacting us at (866) 738-1125.
Additional Information Phone Number	(866) 738-1125
Additional Information Website	https://funddocs.filepoint.com/govstreet/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Street Opportunities Fund (The)	$112	1.03%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.03%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Government Street Opportunities Fund (The)	Russell 3000® Index	S&P MidCap 400® Index
Mar-2016	$10,000	$10,000	$10,000
Mar-2017	$11,644	$11,807	$12,092
Mar-2018	$13,351	$13,438	$13,419
Mar-2019	$13,913	$14,616	$13,767
Mar-2020	$12,775	$13,282	$10,668
Mar-2021	$20,057	$21,587	$19,571
Mar-2022	$23,089	$24,161	$20,469
Mar-2023	$21,955	$22,088	$19,420
Mar-2024	$27,784	$28,558	$23,951
Mar-2025	$28,007	$30,620	$23,303
Mar-2026	$32,873	$36,157	$27,346

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Government Street Opportunities Fund (The)	17.37%	10.39%	12.64%
Russell 3000® Index	18.09%	10.87%	13.72%
S&P MidCap 400® Index	17.35%	6.92%	10.58%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (866) 738-1125.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 83,731,987
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 605,250
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$83,731,987 Number of Portfolio Holdings88 Advisory Fee $605,250 Portfolio Turnover20%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed-End Funds	4.4%
Common Stocks	80.1%
Exchange-Traded Funds	10.2%
Money Market Funds	5.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Utilities	0.9%
Consumer Staples	1.8%
Real Estate	2.4%
Energy	3.6%
Consumer Discretionary	3.7%
Commodity	4.4%
Money Market Funds	5.3%
Materials	6.0%
Health Care	6.1%
Exchange-Traded Funds	10.2%
Financials	15.0%
Industrials	19.8%
Technology	20.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	9.9%
iShares Core S&P Mid-Cap ETF	4.0%
State Street SPDR S&P MidCap 400® ETF Trust	3.8%
Lam Research Corporation	3.0%
Sprott Physical Gold Trust	2.8%
Argan, Inc.	2.4%
Nasdaq, Inc.	2.2%
L3Harris Technologies, Inc.	2.2%
Woodward, Inc.	2.1%
CME Group, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.
C000004218
Shareholder Report [Line Items]
Fund Name	Davenport Core Leaders Fund
Trading Symbol	DAVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Davenport Core Leaders Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.
Additional Information Phone Number	(800) 281-3217
Additional Information Website	https://www.investdavenport.com/davenport-asset-management/documents-applications/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Core Leaders Fund	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Davenport Core Leaders Fund	Bloomberg US 500 Index	S&P 500® Index
Mar-2016	$10,000	$10,000	$10,000
Mar-2017	$11,656	$11,745	$11,717
Mar-2018	$12,983	$13,411	$13,357
Mar-2019	$14,048	$14,696	$14,625
Mar-2020	$13,014	$13,773	$13,605
Mar-2021	$19,286	$21,829	$21,271
Mar-2022	$21,387	$24,917	$24,599
Mar-2023	$18,956	$22,792	$22,698
Mar-2024	$25,924	$29,758	$29,480
Mar-2025	$27,429	$32,218	$31,913
Mar-2026	$29,517	$37,968	$37,594

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Davenport Core Leaders Fund	7.61%	8.88%	11.43%
Bloomberg US 500 Index	17.84%	11.71%	14.27%
S&P 500® Index	17.80%	12.06%	14.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 281-3217.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,157,530,138
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 8,988,261
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,157,530,138 Number of Portfolio Holdings40 Advisory Fee $8,988,261 Portfolio Turnover16%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	95.2%
Money Market Funds	4.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Utilities	1.7%
Consumer Staples	2.0%
Energy	2.5%
Materials	4.7%
Money Market Funds	4.8%
Communications	8.9%
Consumer Discretionary	9.1%
Health Care	10.7%
Industrials	11.9%
Financials	13.0%
Technology	30.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Amazon.com, Inc.	5.4%
NVIDIA Corporation	5.4%
Microsoft Corporation	4.6%
Brookfield Corporation	4.5%
Apple, Inc.	4.2%
Rockwell Automation, Inc.	3.1%
UnitedHealth Group, Inc.	3.1%
Alphabet, Inc. - Class A	2.9%
Analog Devices, Inc.	2.7%
TJX Companies, Inc. (The)	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.
C000094748
Shareholder Report [Line Items]
Fund Name	Davenport Value & Income Fund
Trading Symbol	DVIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Davenport Value & Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.
Additional Information Phone Number	(800) 281-3217
Additional Information Website	https://www.investdavenport.com/davenport-asset-management/documents-applications/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Value & Income Fund	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Davenport Value & Income Fund	Bloomberg US 1000 Value Index	Russell 1000® Value Index	S&P 500® Index
Mar-2016	$10,000	$10,000	$10,000	$10,000
Mar-2017	$11,360	$11,944	$11,922	$11,717
Mar-2018	$12,572	$13,000	$12,751	$13,357
Mar-2019	$12,944	$13,496	$13,474	$14,625
Mar-2020	$10,748	$11,036	$11,161	$13,605
Mar-2021	$16,073	$17,502	$17,421	$21,271
Mar-2022	$18,362	$20,118	$19,454	$24,599
Mar-2023	$16,193	$19,143	$18,303	$22,698
Mar-2024	$18,587	$23,095	$22,013	$29,480
Mar-2025	$20,120	$24,917	$23,593	$31,913
Mar-2026	$22,447	$29,580	$27,337	$37,594

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Davenport Value & Income Fund	11.57%	6.91%	8.42%
Bloomberg US 1000 Value Index	18.71%	11.07%	11.45%
Russell 1000® Value Index	15.87%	9.43%	10.58%
S&P 500® Index	17.80%	12.06%	14.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 281-3217.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,010,396,324
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 7,272,731
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,010,396,324 Number of Portfolio Holdings44 Advisory Fee $7,272,731 Portfolio Turnover30%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	95.0%
Money Market Funds	5.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communications	2.9%
Materials	3.5%
Utilities	4.0%
Money Market Funds	5.0%
Consumer Discretionary	5.0%
Technology	5.1%
Consumer Staples	6.1%
Real Estate	6.7%
Energy	10.0%
Health Care	13.9%
Industrials	16.7%
Financials	21.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NextEra Energy, Inc.	4.0%
Johnson & Johnson	3.5%
Chevron Corporation	3.2%
Anheuser-Busch InBev S.A./N.V. - ADR	3.1%
American Tower Corporation	3.1%
Berkshire Hathaway, Inc. - Class B	3.0%
TE Connectivity plc	3.0%
Comcast Corporation - Class A	2.9%
Watsco, Inc.	2.8%
L3Harris Technologies, Inc.	2.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.
C000094749
Shareholder Report [Line Items]
Fund Name	Davenport Equity Opportunities Fund
Trading Symbol	DEOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Davenport Equity Opportunities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.
Additional Information Phone Number	(800) 281-3217
Additional Information Website	https://www.investdavenport.com/davenport-asset-management/documents-applications/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Equity Opportunities Fund	$86	0.87%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.87%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Davenport Equity Opportunities Fund	Bloomberg US Mid Cap Total Return Index	Russell Midcap® Index	S&P 500® Index
Mar-2016	$10,000	$10,000	$10,000	$10,000
Mar-2017	$10,757	$11,887	$11,703	$11,717
Mar-2018	$12,208	$13,376	$13,130	$13,357
Mar-2019	$13,553	$14,162	$13,980	$14,625
Mar-2020	$12,316	$11,698	$11,421	$13,605
Mar-2021	$20,470	$20,464	$19,831	$21,271
Mar-2022	$21,879	$22,352	$21,203	$24,599
Mar-2023	$19,855	$20,316	$19,341	$22,698
Mar-2024	$26,607	$24,787	$23,663	$29,480
Mar-2025	$25,289	$25,210	$24,277	$31,913
Mar-2026	$24,637	$29,261	$28,156	$37,594

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Davenport Equity Opportunities Fund	-2.58%	3.78%	9.44%
Bloomberg US Mid Cap Total Return Index	16.07%	7.41%	11.33%
Russell Midcap® Index	15.98%	7.26%	10.91%
S&P 500® Index	17.80%	12.06%	14.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 281-3217.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 754,534,063
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 6,434,889
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$754,534,063 Number of Portfolio Holdings32 Advisory Fee $6,434,889 Portfolio Turnover29%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.8%
Money Market Funds	5.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Consumer Staples	1.8%
Communications	2.8%
Technology	3.0%
Real Estate	4.8%
Money Market Funds	5.3%
Materials	7.3%
Health Care	17.0%
Consumer Discretionary	18.6%
Financials	19.2%
Industrials	20.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Live Nation Entertainment, Inc.	5.7%
Clean Harbors, Inc.	5.6%
Kinsale Capital Group, Inc.	5.5%
Martin Marietta Materials, Inc.	4.3%
Align Technology, Inc.	4.2%
Fairfax Financial Holdings Ltd.	4.0%
Carrier Global Corporation	3.8%
Markel Group, Inc.	3.7%
Brookfield Corporation	3.5%
O'Reilly Automotive, Inc.	3.5%

Material Fund Change Expenses [Text Block]

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.
C000150331
Shareholder Report [Line Items]
Fund Name	Davenport Small Cap Focus Fund
Trading Symbol	DSCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Davenport Small Cap Focus Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.
Additional Information Phone Number	(800) 281-3217
Additional Information Website	https://www.investdavenport.com/davenport-asset-management/documents-applications/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Small Cap Focus Fund	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Davenport Small Cap Focus Fund	Bloomberg US 2000 Index	Russell 2000® Index	S&P 500® Index
Mar-2016	$10,000	$10,000	$10,000	$10,000
Mar-2017	$12,987	$12,571	$12,622	$11,717
Mar-2018	$14,322	$13,873	$14,110	$13,357
Mar-2019	$14,881	$14,279	$14,399	$14,625
Mar-2020	$12,786	$10,409	$10,945	$13,605
Mar-2021	$23,633	$21,548	$21,326	$21,271
Mar-2022	$25,253	$20,984	$20,092	$24,599
Mar-2023	$24,353	$18,476	$17,760	$22,698
Mar-2024	$30,342	$21,812	$21,260	$29,480
Mar-2025	$26,011	$21,143	$20,409	$31,913
Mar-2026	$26,356	$26,561	$25,659	$37,594

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Davenport Small Cap Focus Fund	1.33%	2.20%	10.18%
Bloomberg US 2000 Index	25.63%	4.27%	10.26%
Russell 2000® Index	25.72%	3.77%	9.88%
S&P 500® Index	17.80%	12.06%	14.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 281-3217.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 595,208,820
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 5,867,700
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$595,208,820 Number of Portfolio Holdings29 Advisory Fee $5,867,700 Portfolio Turnover39%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.6%
Money Market Funds	5.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Technology	1.3%
Consumer Staples	3.0%
Energy	4.1%
Materials	5.2%
Money Market Funds	5.4%
Communications	7.0%
Health Care	8.1%
Real Estate	8.5%
Consumer Discretionary	16.8%
Financials	17.8%
Industrials	22.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Monarch Casino & Resort, Inc.	8.2%
Kinsale Capital Group, Inc.	6.5%
Caesars Entertainment, Inc.	5.1%
Americold Realty Trust, Inc.	4.8%
Kirby Corporation	4.4%
HealthEquity, Inc.	4.3%
Stewart Information Services Corporation	4.0%
Hexcel Corporation	3.8%
Enovis Corporation	3.8%
Rayonier, Inc.	3.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.
C000164143
Shareholder Report [Line Items]
Fund Name	Davenport Balanced Income Fund
Trading Symbol	DBALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Davenport Balanced Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.
Additional Information Phone Number	(800) 281-3217
Additional Information Website	https://www.investdavenport.com/davenport-asset-management/documents-applications/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Balanced Income Fund	$96	0.92%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Davenport Balanced Income Fund	60% Bloomberg US 1000 Value Index/40% Bloomberg Intermediate U.S. Government/Credit Index	60% Russell 1000® Value Index/40% Bloomberg Intermediate U.S. Government/Credit Index	Bloomberg Intermediate U.S. Government/Credit Bond Index	Bloomberg US 1000 Value Index	Russell 1000® Value Index	S&P 500® Index
Mar-2016	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Mar-2017	$10,859	$11,156	$11,143	$10,042	$11,944	$11,922	$11,717
Mar-2018	$11,382	$11,767	$11,628	$10,078	$13,000	$12,751	$13,357
Mar-2019	$11,763	$12,273	$12,256	$10,505	$13,496	$13,474	$14,625
Mar-2020	$10,518	$11,272	$11,330	$11,228	$11,036	$11,161	$13,605
Mar-2021	$14,004	$15,057	$14,984	$11,453	$17,502	$17,421	$21,271
Mar-2022	$15,054	$16,123	$15,771	$10,984	$20,118	$19,454	$24,599
Mar-2023	$13,823	$15,614	$15,158	$10,801	$19,143	$18,303	$22,698
Mar-2024	$15,251	$17,698	$17,148	$11,092	$23,095	$22,013	$29,480
Mar-2025	$16,279	$18,963	$18,302	$11,719	$24,917	$23,593	$31,913
Mar-2026	$17,642	$21,411	$20,361	$12,236	$29,580	$27,337	$37,594

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Davenport Balanced Income Fund	8.37%	4.73%	5.84%
60% Bloomberg US 1000 Value Index/40% Bloomberg Intermediate U.S. Government/Credit Index	12.91%	7.30%	7.91%
60% Russell 1000® Value Index/40% Bloomberg Intermediate U.S. Government/Credit Index	11.25%	6.32%	7.37%
Bloomberg Intermediate U.S. Government/Credit Bond Index	4.41%	1.33%	2.04%
Bloomberg US 1000 Value Index	18.71%	11.07%	11.45%
Russell 1000® Value Index	15.87%	9.43%	10.58%
S&P 500® Index	17.80%	12.06%	14.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 281-3217.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 279,922,882
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,990,013
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$279,922,882 Number of Portfolio Holdings82 Advisory Fee $1,990,013 Portfolio Turnover36%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	57.2%
Corporate Bonds	26.2%
Money Market Funds	6.0%
Municipal Bonds	0.9%
U.S. Government & Agency Obligations	8.1%
U.S. Treasury Obligations	1.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Municipal Bonds	0.9%
U.S. Treasury Obligations	1.6%
Consumer Discretionary	2.7%
Utilities	3.8%
Materials	4.1%
Communications	4.4%
Real Estate	4.5%
Technology	4.6%
Money Market Funds	6.0%
Consumer Staples	6.3%
U.S. Government & Agency Obligations	8.1%
Industrials	9.7%
Energy	11.5%
Health Care	13.3%
Financials	18.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NextEra Energy, Inc.	2.1%
Johnson & Johnson	1.9%
Meta Platforms, Inc., 4.950%, due 05/15/33	1.8%
Federal Farm Credit Bank, 5.330%, due 10/17/39	1.8%
Federal Farm Credit Bank, 5.000%, due 10/29/35	1.8%
Federal Farm Credit Bank, 5.030%, due 10/15/35	1.8%
Federal Farm Credit Bank, 4.940%, due 03/24/34	1.7%
Abbott Laboratories, 4.650%, due 03/15/36	1.7%
Chevron Corporation	1.7%
Anheuser-Busch InBev S.A./N.V. - ADR	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.
C000246245
Shareholder Report [Line Items]
Fund Name	Davenport Insider Buying Fund
Trading Symbol	DBUYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Davenport Insider Buying Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.
Additional Information Phone Number	(800) 281-3217
Additional Information Website	https://www.investdavenport.com/davenport-asset-management/documents-applications/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Insider Buying Fund	$108	1.01%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Davenport Insider Buying Fund	Bloomberg US 500 Index	Russell 1000® Value Index	S&P 500® Index
Nov-2023	$10,000	$10,000	$10,000	$10,000
Mar-2024	$11,331	$11,547	$11,502	$11,558
Mar-2025	$10,394	$12,502	$12,328	$12,512
Mar-2026	$11,839	$14,733	$14,284	$14,739

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (November 30, 2023)
Davenport Insider Buying Fund	13.90%	7.50%
Bloomberg US 500 Index	17.84%	18.06%
Russell 1000® Value Index	15.87%	16.50%
S&P 500® Index	17.80%	18.08%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 281-3217.

Performance Inception Date	Nov. 30, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 88,406,117
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 670,596
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$88,406,117 Number of Portfolio Holdings39 Advisory Fee $670,596 Portfolio Turnover42%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	95.1%
Money Market Funds	4.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Energy	2.5%
Consumer Staples	3.4%
Utilities	3.4%
Money Market Funds	4.9%
Financials	6.9%
Consumer Discretionary	8.7%
Materials	9.1%
Health Care	13.3%
Technology	23.4%
Industrials	24.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Keysight Technologies, Inc.	3.5%
Aon plc - Class A	3.5%
Charles Schwab Corporation (The)	3.4%
International Flavors & Fragrances, Inc.	3.4%
NextEra Energy, Inc.	3.4%
Clean Harbors, Inc.	3.4%
Marvell Technology, Inc.	3.4%
Darling Ingredients, Inc.	3.4%
Martin Marietta Materials, Inc.	3.3%
Eaton Corporation plc	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.